Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	12/31/2017		12/31/2017	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$192,152		$(41,963)	$150,189

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	607,592		(214,009)	393,583

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,202,346		(156,581)	1,045,765
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	480,661		(820,436)	(339,775)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	37,013		(5,967)	31,046

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,464,763		(828,583)	636,180

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	371,081		(161,787)	209,294

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	867,587		(349,210)	518,377

		$5,223,195		$(2,578,536)	$2,644,659

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$573,423		$(547,796)	$25,627

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,179,312		$—	$1,179,312

*At December 31, 2017, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	3%
Interest rate contracts	54%
Metals contracts	4%
Stock indices contracts	16%
Forward currency contracts	20%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	44%
Stock indices contracts	14%
Forward currency contracts	42%
Total	100%

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	12/31/2016		12/31/2016	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$121,013		$(261,721)	$(140,708)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	763,565		(345,781)	417,784

Energy contracts	Net Unrealized gain (loss) on open futures contracts	562,341		(18,461)	543,880
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	578,244		(326,726)	251,518

Meats contracts	Net Unrealized gain (loss) on open futures contracts	79,821		(10,487)	69,334

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,604,965		(1,282,731)	322,234

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	344,652		(86,579)	258,073

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	1,111,526		(553,717)	557,809

		$5,166,127		$(2,886,203)	$2,279,924

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$556,627		$(555,922)	$705

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$404,566		$(1,139,264)	$(734,698)

*At December 31, 2016, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	1%
Interest rate contracts	53%
Metals contracts	3%
Stock indices contracts	15%
Forward currency contracts	25%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	61%
Stock indices contracts	10%
Forward currency contracts	29%
Total	100%

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

		Years Ended December 31,
Type of Contract		2017	2016	2015

Agriculturals contracts	Net gain (loss) from futures trading	$(2,343,148)	$1,009,750	$(5,823,922)
Currencies contracts	Net gain (loss) from futures trading	(3,320,635)	(2,202,100)	(1,033,607)
Energy contracts	Net gain (loss) from futures trading	(4,612,712)	(4,239,891)	7,578,021
Interest rates contracts	Net gain (loss) from futures trading	(8,492,797)	19,692,367	(546,752)
Meats contracts	Net gain (loss) from futures trading	266,929	(161,655)	40,851
Metals contracts	Net gain (loss) from futures trading	(1,954,292)	(2,242,748)	(493,305)
Soft commodities contracts	Net gain (loss) from futures trading	220,619	(785,394)	(1,501,617)
Stock indices	Net gain (loss) from futures trading	23,817,809	4,103,539	(10,362,726)
Forward Currency Contracts	Net gain (loss) from forward trading	(2,371,940)	325,950	(2,077,514)
Swap Contracts	Net gain (loss) from swap trading	1,914,010	(1,902,797)	1,168,100

		$3,123,843	$13,597,021	$(13,052,471)

Schedule of Line Item in Consolidated Statement of Operations

Line Item in Consolidated Statement of Operations	For years ended December 31,
	2017	2016	2015

Net gain (loss) from futures trading
Realized	$3,217,037	$13,721,540	$(1,421,184)
Change in unrealized	364,735	1,452,328	(10,721,873)
Total realized and change in unrealized net gain (loss) from futures trading	$3,581,772	$15,173,868	$(12,143,057)

Net gain (loss) from forward trading
Realized	$(2,396,861)	$84,586	$(2,018,078)
Change in unrealized	24,922	241,364	(59,436)
Total realized and change in unrealized net gain (loss) from forward trading	$(2,371,939)	$325,950	$(2,077,514)

Net gain (loss) from swap trading
Change in unrealized	$1,914,010	(1,902,797)	1,168,100
Total realized and change in unrealized net gain (loss) from swap trading	$1,914,010	$(1,902,797)	$1,168,100

Total realized and change in unrealized net gain (loss) from futures, forward and swap trading	$3,123,843	$13,597,021	$(13,052,471)

Schedule of Offsetting of Derivative Assets

Offsetting of Derivative Assets

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,223,195	$(2,578,536)	$2,644,659
Forward contracts	573,423	(547,796)	25,627
Swap contracts	1,179,312	—	1,179,312
Total derivatives	$6,975,930	$(3,126,332)	$3,849,598

Offsetting of Derivative Assets

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,166,127	$(2,886,203)	$2,279,924
Forward contracts	556,627	(555,922)	705
Swap contracts	404,566	(1,139,264)	(734,698)
Total derivatives	$6,127,320	$(4,581,389)	$1,545,931

Schedule of Offsetting of Derivative Liabilities

Offsetting of Derivative Liabilities

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,578,536	$(2,578,536)	$—
Forward contracts	547,796	(547,796)	—
Swap contracts	—	—	—
Total derivatives	$3,126,332	$(3,126,332)	$—

Offsetting of Derivative Liabilities

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,886,203	$(2,886,203)	$—
Forward contracts	555,922	(555,922)	—
Swap contracts	1,139,264	(1,139,264)	—
Total derivatives	$4,581,389	$(4,581,389)	$—

Schedule of Derivative Assets and Liabilities and Collateral Received by Counterparty

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2017

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,179,312	$—	$—	$1,179,312
SG Americas Securities, LLC	1,805,261	—	—	1,805,261
UBS AG	(60,011)	—	—	(60,011)
Wells Fargo Securities, LLC	925,036	—	—	925,036
Total	$3,849,598	$—	$—	$3,849,598

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2016

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$(734,698)	$—	$—	$(734,698)
SG Americas Securities, LLC	1,582,067	—	—	1,582,067
UBS AG	(40,113)	—	—	(40,113)
Wells Fargo Securities, LLC	738,675	—	—	738,675
Total	$1,545,931	$—	$—	$1,545,931